BUSINESS COMBINATIONS (Narrative) (Details) - USD ($)				12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Jan. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 5,384,000	$ 0
Waveform Technologies Inc. [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 12,500,000
Non-cash consideration			3,960,000
Contingent consideration			$ 6,760,000
Description of arrangement for contingent consideration			• US$5.0 million payment if, within the next 12 months after closing, (i) the closing price of the Company’s ADSs does not exceed US$7.50 per ADS for at a least 20 consecutive trading days and (ii) the average daily trading volume of the Company’s ADSs does not equal or exceed 20,000 ADSs for 20 consecutive trading days, and • 50% of the proceeds received by the Company (up to a maximum payment of additional consideration of US$15.0 million) on our entering into certain commercial partnering agreements with certain glucose pump manufacturers in the 24 months from date of acquisition. The fair value assigned to this element of the contingent consideration was US$1.8 million at the acquisition date. This is disclosed as a contingent liability in Note 23.
Fair value of contingent consideration			$ 6,800,000	6,800,000
Contingent consideration classified as a current liability			5,000,000
Contingent consideration classified as contingent liability			1,800,000
Acquisition-related costs			1,500,000
Deferred tax liabilities			0	1,200,000
Inventory			0
Property, plant and equipment			1,363,000
Goodwill			12,403,000
Acquired business incurred net loss				(1,300)
Consideration transferred			23,220,000
Waveform Technologies Inc. [Member] | Measurement Period Adjustment [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration			0
Non-cash consideration			0
Contingent consideration			0
Deferred tax liabilities			1,170,000
Inventory			(1,296,000)
Property, plant and equipment			(206,000)
Goodwill			332,000
Consideration transferred			0
Waveform Technologies Inc. [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration			20,000,000	20,000,000
Waveform Technologies Inc. [Member] | Class A Ordinary shares [Member]
Disclosure of detailed information about business combination [line items]
Non-cash consideration			36,000,000
Waveform Technologies Inc. [Member] | American depositary share [Member]
Disclosure of detailed information about business combination [line items]
Non-cash consideration			$ 1,800,000
Metabolomics Diagnostics Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 412,000
Non-cash consideration		494,000
Acquisition-related costs		300,000
Deferred tax liabilities		(150,000)
Inventory		144,000
Property, plant and equipment		10,000
Goodwill		$ 6,000
Acquired business incurred net loss				(300)
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 906,000
Extinguishment of monies owed		410,000
Metabolomics Diagnostics Limited [Member] | American depositary share [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred		270,000
Epi Capture Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 3,000,000
Non-cash consideration	2,965,000
Contingent consideration	384,000			400,000
Acquisition-related costs	26,000,000
Deferred tax liabilities	(333,000)
Goodwill	$ 1,420,000
Acquired business incurred net loss				(20,000,000)
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 3,349,000	900,000
Extinguishment of monies owed		$ 400,000
Additional consideration	$ 500,000
Description of cumulative revenues payable	An amount of US$0.5 million will become payable if cumulative revenues from EpiCapture’s operations reach US$1.0 million within a period of three years
Epi Capture Limited [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 500,000
Epi Capture Limited [Member] | American depositary share [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 1,700,000